Fair Value Measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurement
Fair Value Measurement
25.	Fair Value Measurement

The following table presents the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of March 31, 2023:

	As of March 31, 2023			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Assets
Short-term investment	—	249,000,432	—	249,000,432

Liabilities
Convertible notes	—	—	366,261,610	366,261,610
ESA derivative liabilities	—	—	151,177,400	151,177,400
Warrant liabilities	—	—	77,100,474	77,100,474
Liability-settled share-based payment to non-employee	—	—	5,909,662	5,909,662
Deferred contingent consideration liability	—	—	65,968,319	65,968,319
	—	—	666,417,465	666,417,465

The table below reflects the reconciliation from the opening balances to the closing balances for recuring fair value measurement of the fair value hierarchy for the three months ended March 31, 2023 and for the year ended December 31, 2022:

						Liability-settled
		Short-term				share-based	Deferred
		investment				payment to	contingent
		(Note 4)	Convertible notes	Warrant liabilities	ESA derivative liabilities	non-employee	consideration
Balance as of January 1, 2023		372,375,701	354,080,264	19,083,004	269,251,436	4,039,468	—
Additions		—	—	—	—	—	65,968,319
Changes in fair value, excluding impact of instrument-specific credit risk		1,386,293	14,271,504	58,183,824	(32,522,679)	1,924,076	—
Realized gain recognized in interest income		(686,130)	—	—	—	—	—
Changes in fair value due to instrument specific credit risk		—	2,607,294	—	—	—	—
Foreign currency translation adjustment		(6,409,879)	(4,697,452)	(166,354)	(4,633,745)	(53,882)	—
Settlement of first tranche of ESA Agreement	4	(117,665,553)	—	—	(80,917,612)	—	—
Balance as of March 31, 2023		249,000,432	366,261,610	77,100,474	151,177,400	5,909,662	65,968,319

The convertible notes were measured at fair value using the Binomial Option Pricing Model. The ESA derivative liabilities and Liability-settled share-based payment to non-employee were measured at fair value using the Black-Scholes Option Pricing Model. The warrants liabilities were measured at fair value using the Monte Carlo Simulation Model. Deferred contingent consideration was measured at fair value using a combination of Discounted Cashflow method and Black-Scholes Option Pricing Model.

25.	Fair Value Measurement (Continued)

As of March 31, 2023, the key assumptions were as follow:

	Convertible			Liability-settled share-based	Deferred contingent
	notes	ESA derivative liabilities	Warrants liabilities	payment to non-employee	consideration
Expected volatility	24.00%	17.00%-19.00%	27.00%	23.00%	N/A %
Risk-free interest rate (per annum)	3.53%	4.62%-4.65%	3.67%	4.41%	3.80%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value of the underlying ordinary share	US$4.07	US$4.07	US$4.07	US$4.07	N/A
Discount rate	N/A	N/A	N/A	N/A	25.00%
Annual per store revenue growth rate	N/A	N/A	N/A	N/A	2.00%
Bond yield	12.19%	N/A	N/A	N/A	N/A
Coupon rate	9.00%	N/A	N/A	N/A	N/A

The fair value of the convertible notes, ESA derivative liabilities, warrants liabilities, Deferred contingent consideration and Liability-settled share-based payment to non-employee as of March 31, 2023 were estimated by management with the assistance of an independent valuation firm.

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Convertible notes. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Convertible notes in effect at the Convertible notes’ valuation date. The expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares and the Company does not intend to pay dividend before the Company becomes profitable. The bond yield was based on the market yield of comparable bonds with similar credit rating.

The fair value of the Deferred contingent consideration as of March 31, 2023 was estimated by management with the assistance of an independent valuation firm using a combination of discounted cashflow model and the Black-Scholes model as the deferred contingent consideration is largely based on revenue generated from Popeyes restaurants. The cashflow forecast is based on management plan of Popeyes restaurants to be opened during the forecast period and expected average revenue per store, which consider the store opening milestones stipulated in the Popeyes master development agreement and historical experience of per store revenue with comparable store size and type of food menu. The risk-free interest rate was estimated based on the yield on USD-denominated United States government bond with the similar maturity date as the risk-free-rate of Black-Scholes model. The expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares and the Company does not intend to pay dividend before the Company becomes profitable.

The inputs used in the analysis for both March 31, 2023 and December 31, 2022 were classified as Level 3 inputs within the fair value hierarchy due to the lack of observable market data and activity.

24.Fair Value Measurement

The following table presents the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2022 and 2021:

	As of December 31, 2022			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Assets
Short-term investment	—	372,375,701	—	372,375,701

Liabilities
Convertible notes	—	—	354,080,264	354,080,264
ESA derivative liabilities	—	—	269,251,436	269,251,436
Warrant liabilities	—	—	19,083,004	19,083,004
Liability-settled share-based payment to non-employee	—	—	4,039,468	4,039,468

	—	—	646,454,172	646,454,172

	As of December 31, 2021			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Liabilities
Convertible notes	—	—	318,466,215	318,466,215

24.Fair Value Measurement (continued)

The table below reflects the reconciliation from the opening balances to the closing balances for recuring fair value measurement of the fair value hierarchy for the years ended December 31, 2022 and 2021:

					Liability-settled
					share-based
					payment to
	Convertible notes	Short-term investment	Warrant liabilities	ESA derivative liabilities	non-employee
Balance as of January 1, 2021	—	—	—	—	—
Additions	312,092,172	—	—	—	—
Changes in fair value of convertible notes, excluding impact of instrument-specific credit risk	5,577,001	—	—	—	—
Changes in fair value of convertible notes due to instrument-specific credit risk	548,029	—	—	—	—
Foreign currency translation adjustment	249,013	—	—	—	—
Balance as of December 31, 2021	318,466,215	—	—	—	—

Balance as of January 1, 2022	318,466,215	—	—	—	—
Additions	—	370,242,173	65,418,439	88,172,680	11,519,334
Changes in fair value, excluding impact of instrument-specific credit risk	4,493,605	2,133,528	(45,903,468)	186,598,308	(7,390,032)
Changes in fair value due to instrument specific credit risk	1,520,393	—	—	—	—
Foreign currency translation adjustment	29,600,051	—	(431,967)	(5,519,552)	(89,834)
Balance as of December 31, 2022	354,080,264	372,375,701	19,083,004	269,251,436	4,039,468

The convertible notes were measured at fair value using the Binomial Option Pricing Model. The ESA derivative liabilities and Liability-settled share-based payment to non-employee were measured at fair value using the Black-Scholes Option Pricing Model. The warrants liabilities were measured at fair value using the Monte Carlo Simulation Model.

As of December 31, 2022, the assumptions were as follow:

	Convertible			Liability-settled share-based
	notes	ESA derivative liabilities	Warrants liabilities	payment to non-employee
Expected volatility	28.00%	18.00% – 26.00%	26.00%	26.00%
Risk-free interest rate (per annum)	4.10%	4.05% – 4.62%	4.07%	4.39%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Fair value of the underlying ordinary share	US$2.78	US$2.78	US$2.78	US$2.78
Bond yield	13.30%	—	—	—
Coupon rate	9.00%	—	—	—

24.Fair Value Measurement (continued)

The convertible notes were measured at fair value as of December 31, 2021 using the Binomial Option Pricing Model with the following assumptions:

2021
Expected volatility	25.00%
Risk-free interest rate (per annum)	1.10%
Expected dividend yield	0.00%
Bond yield	11.00%
Coupon rate	9.00%
Fair value of the underlying ordinary share (before share split)	US$6,079.83

The fair value of the convertible notes, ESA derivative liabilities, warrants liabilities and Liability-settled share-based payment to non-employee as of December 31, 2022 and fair value of the convertible notes as of December 31, 2021 were estimated by management with the assistance of an independent valuation firm.

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Notes. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Notes in effect at the Note’s valuation date. The expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares and the Company does not intend to pay dividend before the Company becomes profitable. The bond yield was based on the market yield of comparable bonds with similar credit rating.

The inputs used in the analysis for both December 31, 2022 and 2021 were classified as Level 3 inputs within the fair value hierarchy due to the lack of observable market data and activity.